Trade receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade receivables [Abstract]
Summary of Trade Receivables
Trade receivables as of December 31, 2025 and 2024, are summarized as follows:

	2025	2024
Maritime
Offshore vessels	$378,606	$268,457
Parcel tankers	2,515	59,178
Shipping agencies	951	1,615

Maritime infrastructure
Shipyard	8,674	16,771

Ports, terminals and logistics
Port services	706	127
Repair of containers	4,680	8,581
Automotive services	2,321	2,798

Warehousing and other businesses
Warehousing (a)	-	41,827
Other businesses	1,699	1,699
Total trade receivables	400,152	401,053
Contract assets	281,676	414,912
Allowance for doubtful accounts	(141,242)	(119,124)
	$540,586	$696,841

(a)	Correspond to the loss of control of subsidiaries of the warehousing business during 2025, see Note 1.

Activity in Allowance for Doubtful Accounts
The activity in the allowance for doubtful accounts is presented below:

	2025	2024
Balance as of January 1	$119,124	$28,612
Impairment loss for the period	50,921	91,113
Reduction for loss of control of subsidiaries	(21,675)	-
Receivables written off during the year	(7,128)	(601)
Balance as of December 31	$141,242	$119,124